Share-based compensation (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Units

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

	RSUs #	Weighted average price $
RSUs Outstanding on September 30, 2023	1,530,024	$3.35
Issued	1,291,530	2.38
Vested	(1,066,147)	3.35
Forfeited and cancelled	(160,775)	3.19
RSUs Outstanding on September 30, 2024	1,594,641	$2.49
Issued	561,548	1.97
Vested	(2,154,356)	2.37
Forfeited and cancelled	(4,833)	2.38
RSUs Outstanding on June 30, 2025	-	$-

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

	RSUs #	Weighted average issue price $
Outstanding on September 30, 2022	-	$-
RSUs issued	949,782	8.00
RSUs vested	(77,649)	8.00
RSUs forfeited and cancelled	(1,794)	8.00
Outstanding on September 30, 2023	870,339	8.00
RSUs issued	734,679	5.69
RSUs vested	(606,467)	8.00
RSUs forfeited and cancelled	(68,031)	7.64
Outstanding on September 30, 2024	930,520	$6.20

Schedule of Share-based Compensation

Share-based compensation is included within general and administrative expense on the consolidated statement of operations and is comprised of the following:

	2024	2023
Restricted Stock Units (“RSUs”)	$5,062	$4,004